NOTE 14 – CONVERTIBLE DEBT AND DERIVATIVE LIABILITY (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 03, 2026	Jun. 30, 2026	Dec. 10, 2025	Dec. 31, 2025	Dec. 10, 2026	Jul. 22, 2026	Jan. 07, 2026	Dec. 18, 2025
Short-Term Debt [Line Items]
Convertible Notes Payable				$ 150,000
Legal Fees				5,000
Payments for Commissions				10,800
Convertible Debt, fair value				158,687
Convertible Debt, Current				162,167
Interest Expense		$ 59,282		4,020
Labrys Fund I I [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable			$ 150,000		$ 150,000	$ 245,300
Legal Fees			3,500	3,500
Payments for Commissions				10,800
Convertible Debt, fair value			157,452	158,276			$ 118,580
Proceeds from Convertible Debt			119,200	119,200
Due Diligence Fee				1,500
Original note discount			$ 15,000	15,000
Boot Capital L L C [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable								$ 112,000
Proceeds from Convertible Debt				100,000
Vanquish Funding Group Inc [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable	$ 231,840							$ 137,760
Proceeds from Convertible Debt	$ 184,000			$ 101,000